Supplement Dated September 22, 2023
To The Prospectus Dated May 1, 2023
JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Unless otherwise noted, all changes are effective immediately.

Effective October 1, 2023, in the section, “Summary Overview of Each Fund,” under “Portfolio Management,” for the JNL Multi-Manager Mid Cap Fund, please delete the “Portfolio Managers” table in the entirety and replace with the following:

Name:	Joined Fund Management Team In:	Title:
William Harding, CFA	September 2016	Senior Vice President, Chief Investment Officer and Portfolio Manager, JNAM
Sean Hynes, CFA, CAIA	September 2016	Assistant Vice President and Portfolio Manager, JNAM
Mark Pliska, CFA	September 2016	Assistant Vice President and Portfolio Manager, JNAM
Scott Brayman, CFA	September 2016	Chief Investment Officer of Small and Mid Cap Strategies and Managing Partner, Champlain
Corey Bronner, CFA	April 2018	Deputy Chief Investment Officer of Small and Mid Cap Strategies and Partner, Champlain
Joseph Caligiuri, CFA	April 2018	Deputy Chief Investment Officer of Small and Mid Cap Strategies and Partner, Champlain
Joseph Farley	April 2018	Senior Member of the Investment Team and Partner, Champlain
Robert D. Hallisey	April 2020	Senior Member of the Investment Team and Partner, Champlain
Jacqueline Williams, CFA	April 2022	Senior Member of the Investment Team and Partner, Champlain
Brian Angerame	September 2016	Portfolio Manager, ClearBridge
Matthew Lilling, CFA	June 2020	Portfolio Manager, ClearBridge
Douglas S. Foreman, CFA	April 2022	Chief Investment Officer and Portfolio Manager, KAR
Chris Armbruster, CFA	April 2022	Portfolio Manager and Senior Research Analyst, KAR
Noran Eid	October 2023	Portfolio Manager and Senior Research Analyst, KAR
Scott A. Moore, CFA	April 2020	President and Co-Chief Investment Officer, Nuance
Chad Baumler, CFA	April 2020	Vice President and Co-Chief Investment Officer, Nuance
Darren Schryer, CFA, CPA	April 2020	Portfolio Manager, Nuance
Jack Meurer, CFA	May 2023	Associate Portfolio Manager, Nuance
Gary H. Miller	September 2016	Chief Investment Officer and Lead Manager, Victory Capital/Sycamore Capital
Jeffrey M. Graff, CFA	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital
Gregory M. Conners	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital
James M. Albers, CFA	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital
Michael F. Rodarte, CFA	September 2016	Co-Portfolio Manager, Victory Capital/Sycamore Capital

Effective October 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/ClearBridge Large Cap Growth Fund, after the last table please add the following:

JNAM will voluntarily waive 0.01% of management fees on the Fund’s assets over $1.5 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.

Effective September 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/First Sentier Global Infrastructure Fund, after the last table please add the following:

JNAM will voluntarily waive 0.04% of management fees on the Fund’s assets between $500 million and $1 billion and 0.02% on assets over $1 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.

In the section, “Summary Overview of Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/First Sentier Global Infrastructure Fund, please delete “Natural resources related securities risk.”

Effective October 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/Franklin Templeton Income Fund, after the last table please add the following:

JNAM will voluntarily waive 0.10% of management fees on the Fund’s assets up to $100 million and 0.05% on assets between $100 million and $200 million. There is no guarantee that JNAM will continue to provide the waiver in the future.

Effective October 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/Goldman Sachs Managed Conservative Fund, JNL/Goldman Sachs Managed Moderate Fund , JNL/Goldman Sachs Managed Moderate Growth Fund, JNL/Goldman Sachs Managed Growth Fund, JNL/Goldman Sachs Managed Aggressive Growth Fund, after the last table please add the following:

JNAM will voluntarily waive 0.02% of management fees on the Fund’s assets up to $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.

Effective September 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/GQG Emerging Markets Equity Fund, after the last table please add the following:

JNAM will voluntarily waive 0.03% of management fees on the Fund’s assets up to $1 billion and 0.025% on assets over $1 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.

Effective September 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/Harris Oakmark Global Equity Fund, after the last table please add the following:

JNAM will voluntarily waive 0.03% of management fees on the Fund’s assets up to $250 million and 0.04% on assets over $250 million. There is no guarantee that JNAM will continue to provide the waiver in the future.

Effective September 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/Invesco Small Cap Growth Fund, after the last table please add the following:

JNAM will voluntarily waive 0.01% of management fees on the Fund’s assets up to $500 million, 0.03% on assets between $500 million and $1 billion, and 0.02% on assets between $1 billion and $2 billion. There is no guarantee that JNAM will continue to provide the waiver in the future.

Effective October 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/Newton Equity Income Fund, after the last table please add the following:

JNAM will voluntarily waive 0.01% of management fees on all Fund assets. There is no guarantee that JNAM will continue to provide the waiver in the future.

Effective September 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/PPM America Floating Rate Income Fund, please delete the last paragraph.

Effective September 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/T. Rowe Price Balanced Fund, after the last table please add the following:

JNAM will voluntarily waive 0.02% of management fees on the Fund’s assets up to $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.

Effective October 1, 2023, in the section, “Summary Overview of Each Fund,” under “Annual Fund Operating Expenses,” for the JNL/Western Asset Global Multi-Sector Bond Fund, after the last table please add the following:

JNAM will voluntarily waive 0.025% of management fees on the Fund’s assets up to $500 million. There is no guarantee that JNAM will continue to provide the waiver in the future.

Effective October 1, 2023, in the section, “Additional Information About Each Fund,” under “The Adviser, Sub-Advisers and Portfolio Management,” for the JNL Multi-Manager Mid Cap Fund, in the section for Kayne Anderson Rudnick Investment Management, LLC, please delete the second paragraph in the entirety and replace with the following:

The portfolio managers responsible for management of the Kayne Anderson Mid Cap Strategy are Douglas S. Foreman, Chris Armbruster and Noran Eid.

Effective October 1, 2023, in the section, “Additional Information About Each Fund,” under “The Adviser, Sub-Advisers and Portfolio Management,” for the JNL Multi-Manager Mid Cap Fund, in the section for Kayne Anderson Rudnick Investment Management, LLC, after the fourth paragraph please add the following:

Noran Eid is a Portfolio Manager and Senior Research Analyst with primary research responsibilities for mid-cap growth and large-cap portfolios in the consumer discretionary, information technology, and healthcare sectors. Before joining KAR in May 2018, Ms. Eid was an investment analyst with Sands Capital Management from August 2013 to October 2017. She has approximately 11 years of equity research experience. Ms. Eid earned her B.S. in engineering from the American University in Cairo and her M.B.A. from the Wharton School, University of Pennsylvania.

In the section, “Additional Information About Each Fund,” under “Principal Risks of Investing in the Fund,” for the JNL/First Sentier Global Infrastructure Fund, please delete “Natural resources related securities risk.”

This Supplement is dated September 22, 2023.

Supplement Dated September 22, 2023
To The Statement of Additional Information
Dated May 1, 2023

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective October 1, 2023, on page 246, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Kayne Anderson Rudnick Investment Management, LLC, under “Other Accounts Managed by the Portfolio Managers and Potential Conflicts of Interest,” please delete the table for the JNL Multi-Manager Mid Cap Fund in the entirety and replace with the following, which reflects information as of August 31, 2023:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Douglas S. Foreman, CFA	Other Registered Investment Companies	6	$2.97 billion	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	820	$783 million	0	$0

Chris Armbruster, CFA	Other Registered Investment Companies	7	$3.12 billion	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	820	$783 million	0	$0

Noran Eid	Other Registered Investment Companies	0	$0	0	$0
	Other Pooled Vehicles	0	$0	0	$0
	Other Accounts	6	$2.97 billion	0	$0

Effective October 1, 2023, on page 247, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” for Kayne Anderson Rudnick Investment Management, LLC, under “Security Ownership of Portfolio Managers for the JNL Multi-Manager Mid Cap Fund as of August 31, 2023,” please delete the table in the entirety and replace with the following:

Security Ownership of Portfolio Managers	None	$1- $10,000	$10,001- $50,000	$50,001- $100,000	$100,001- $500,000	$500,001- $1,000,000	Over $1,000,000
Douglas S. Foreman, CFA	X
Chris Armbruster, CFA	X
Noran Eid	X

Effective October 1, 2023, on page 303, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Sub-Advisory Fees,” please delete footnote 6 in the entirety and replace with the following:

[6]	For the purpose of calculating the sub-advisory fee for the JNL Multi-Manager Mid Cap Fund (for the portion of assets managed by ClearBridge), JNL/ClearBridge Large Cap Growth Fund, JNL/Franklin Templeton Income Fund, and JNL/Western Asset Global Multi-Sector Bond Fund, a fee discount is applied based on the combined average daily net assets of the portfolios

Effective October 1, 2023, on page 305, in the section, “Investment Adviser, Sub-Advisers and Other Service Providers,” under “Sub-Advisory Fees,” please delete the table row for the JNL/Western Asset Global Multi-Sector Bond Fund and footnote 3 in the entirety and replace with the following:

1

	Aggregate Fees Paid to Sub-Advisers
Fund	Dollar Amount	As a percentage of Average Daily Net Assets as of December 31, 2022
JNL/Western Asset Global Multi-Sector Bond Fund[3]	$1,165,653	0.26%

[3]	For the purpose of calculating the sub-advisory fee for the JNL Multi-Manager Mid Cap Fund (for the portion of assets managed by ClearBridge), JNL/ClearBridge Large Cap Growth Fund, JNL/Franklin Templeton Income Fund, and JNL/Western Asset Global Multi-Sector Bond Fund, a fee discount is applied based on the combined average daily net assets of the portfolios

This Supplement is dated September 22, 2023.

(To be used with V3180 05/23 and V3180PROXY 05/23.)

2